Goodwill, Intangible Assets And Deferred Costs (Tables)	12 Months Ended
Sep. 26, 2015
Goodwill, Intangible Assets And Deferred Costs [Abstract]
Schedule Of Intangible Assets, Goodwill And Deferred Costs
	2015	2014	Amortization Period
Deferred financing fees – revolving line of credit	$4	$8	Effective Interest Method
Accumulated amortization	—	(4)
Deferred financing fees, net	4	4
Goodwill	1,652	1,659	Indefinite lived
Customer relationships	1,159	1,167	11 – 20 years
Trademarks (indefinite lived)	207	207	Indefinite lived
Trademarks (definite lived)	74	75	8 – 15 years
Other intangibles	106	109	10 – 20 years
Accumulated amortization	(853)	(766)
Intangible assets, net	693	792
Total goodwill, intangible assets and deferred costs	$2,349	$2,455